Annual Total Returns		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Aspiriant Risk-Managed Equity Allocation Fund | Advisor Shares
Prospectus [Line Items]
Annual Return [Percent]		14.72%	16.17%	(13.66%)	14.78%	3.97%	16.84%	(3.52%)	21.78%	4.51%	(0.25%)
Aspiriant Risk-Managed Municipal Bond Fund | Aspiriant Risk-Managed Municipal Bond Fund Shares
Prospectus [Line Items]
Annual Return [Percent]		2.89%	6.15%	(8.40%)	3.24%	4.94%	7.68%	1.46%	5.65%	0.38%	3.44%
Aspiriant Defensive Allocation Fund | Aspiriant Defensive Allocation Fund Shares
Prospectus [Line Items]
Annual Return [Percent]		6.21%	7.99%	(6.84%)	4.21%	5.09%	11.51%	(4.90%)	9.41%	1.36%
Aspiriant Risk-Managed Taxable Bond Fund | Aspiriant Risk-Managed Taxable Bond Fund Shares
Prospectus [Line Items]
Annual Return [Percent]	[1]	3.33%	7.76%	(11.66%)	(0.57%)	6.62%	7.63%

[1]	Year-to-date total return as of March 31, 2025 was 2.89%.